Organization and Principal Activities	12 Months Ended
Dec. 31, 2010
Organization and Principal Activities
Organization and Principal Activities

1. Organization and principal activities

The accompanying consolidated financial statements include the financial statements of Perfect World Co., Ltd. (the "Company") and its subsidiaries and variable interest entities ("VIEs"). The Company was incorporated in the Cayman Islands on June 28, 2006. The Company has been listed on the NASDAQ in the United States of America since July 26, 2007. The Company, all the subsidiaries and the VIEs are collectively referred to as the "Group."

Details of the subsidiaries and major VIEs as of December 31, 2010 are described below:

Subsidiaries	Equity interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Software Co., Ltd. ("PW Software")	100%	Beijing, China, August 2006
Perfect Online Holding Limited ("PW Hong Kong")	100%	Hong Kong, China, December 2007
Perfect World Entertainment Inc. ("PW USA")	100%	Delaware, USA, April 2008
Perfect Game Holdings Limited ("PW BVI")	100%	British Virgin Islands, October 2008
Perfect Star Co., Ltd. ("PW Malaysia")	100%	Labuan, Malaysia, January 2009
Global InterServ (Caymans) Inc. ("InterServ Caymans")	100%	Cayman Islands, acquired in February 2009
InterServ Information and Technology (Shanghai) Co., Ltd. ("InterServ Shanghai")	100%	Shanghai, China, acquired in February 2009
Chengdu InterServ Information and Technology Co., Ltd. ("InterServ Chengdu")	100%	Chengdu, China, acquired in February 2009
Perfect World Interactive Entertainment Co., Ltd. ("PW Interactive")	100%	Cayman Islands, March 2009
Perfect Pictures Co., Ltd. ("Perfect Pictures BVI")	100%	British Virgin Islands, April 2009
Perfect Sky Online Co., Limited ("PW Sky")	100%	Hong Kong, China, May 2009
Perfect Entertainment Zone N.V. ("PW Antilles")	100%	Netherlands Antilles, August, 2009
Perfect World Interactive Technology Co., Ltd. ("PW Taiwan")	100%	Taiwan, China, November 2009
Perfect World Universal Coöperatieve U.A. ("PW Universal")	100%	Netherlands, December 2009
Shanghai Perfect World Software Co., Ltd. ("Shanghai PW Software")	100%	Shanghai, China, December 2009
Perfect World Europe B.V. ("PW Europe")	100%	Netherlands, January 2010
C&C Media Co., Ltd. ("C&C Media")	100%	Japan, acquired in April 2010
CCO Co., Ltd. ("CCO")	100%	Japan, acquired in April 2010
Beijing Perfect World Digital Entertainment Software Co., Ltd. ("PW Digital Software")	100%	Beijing, China, April 2010
Runic Games, Inc. ("Runic Games")	74.47%	Delaware, USA, acquired in May 2010
Beijing Perfect World Game Software Co., Ltd. ("PW Game Software")	100%	Beijing, China, August 2010
Major VIEs	Economic interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Network Technology Co., Ltd. ("PW Network")	100%	Beijing, China, March 2004
Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. ("PW Literature")	100%	Beijing, China, June 2008
Shanghai Perfect World Network Technology Co., Ltd. ("Shanghai PW Network")	100%	Shanghai, China, November 2008
Chengdu Perfect World Network Technology Co., Ltd. ("Chengdu PW Network")	100%	Chengdu, China, February 2009
Perfect World (Beijing) Pictures Co., Ltd., ("PW Pictures"), formerly known as Beijing Perfect World Cultural Communication Co., Ltd. ("PW Cultural")*	100%	Beijing, China, acquired in April 2009
Beijing Perfect World Digital Entertainment Co., Ltd. ("PW Digital")	100%	Beijing, China, September 2009

*	PW Pictures has majority equity interests in four subsidiaries named Beijing Xinbaoyuan Movie & TV Investment Co., Ltd. ("Xinbaoyuan"), Shanghai Baohong Entertainment and Media Co., Ltd. ("Baohong"), Beijing iTime Production Co., Ltd. ("iTime") and Beijing Perfect Harvest Pictures Co., Ltd. ("Perfect Harvest").

The Group is principally engaged in research, development, operation and licensing of online games. The Group's principal operations and geographic market are in the People's Republic of China (the "PRC"), United States of America, Japan and Southeast Asia Region. PW Network was the predecessor of the Group and operated all of the business of the Group prior to September 2006. PW Network is ultimately owned by Mr. Michael Yufeng Chi, the Company's director and chief executive officer, Mr. Di He, the Company's chief technology officer, and three other PRC citizens.

In September 2006, the Group undertook a restructure and reorganization (the "Reorganization") immediately prior to the issuance of Series A Convertible preferred shares to SB Asia Investment Fund II L.P. ("SAIF"). The Reorganization was necessary to comply with the PRC law and regulations which prohibit or restrict foreign ownership of companies to provide internet content services, which include operating online games. As part of the Reorganization, the Company established PW Software, a wholly foreign owned enterprise, and PW Software entered into a series of agreements with PW Network and its equity owners, including agreements to acquire the online game development business and related assets from PW Network. The Company is able to substantially control PW Network through PW Software's contractual arrangements with PW Network and its equity owners.

In June 2008, the Group has further established PW Literature, a variable interest entity, to facilitate its investment and the development of its business.